Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006427 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	95.42%
C000006427 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006427 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000006427 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%
C000006427 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000006427 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
C000006427 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000006427 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006427 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006427 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000006427 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000006427 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006429 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	95.42%
C000006429 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006429 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000006429 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%
C000006429 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000006429 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
C000006429 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000006429 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006429 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006429 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000006429 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000006429 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000135932 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	95.42%
C000135932 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000135932 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000135932 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%
C000135932 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000135932 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
C000135932 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000135932 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000135932 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000135932 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000135932 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000135932 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%